Notes Payable (Details) - Schedule of the notes payable - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable		$ 58,061
Total Principal amount		58,061	$ 543,511
Current portion		(58,061)	(427,413)
Long term portion			116,098
Note payable to Miller [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable			66,000
Note payable to Epiroc [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable		58,061	226,115
Note Payable to Wheeler Machinery [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable			102,368
Note Payable to Wheeler Machinery one [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable			130,128
Note Payable to Goodfellow [Member]
Notes Payable (Details) - Schedule of the notes payable [Line Items]
Note payable			$ 18,900